Shareholder Report, Holdings (Details) - Select STOXX Europe Aerospace & Defense ETF	Feb. 28, 2025
Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Rolls-Royce Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thales SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Leonardo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hensoldt AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Aircraft & Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Semiconductor Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Transport Operations & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%